TIMBER POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (Unaudited)

COMMON STOCK - 7.24%	Shares	Value

Investment Companies - 7.24%
Blackstone Secured Lending Fund	40,000	$1,094,400

TOTAL COMMON STOCK (Cost $982,293)		1,094,400

PREFERRED STOCK - 0.15%

Real Estate - 0.15%
Harbor Custom Development, Inc. - Series A, 8.000%	4,286	23,230

TOTAL PREFERRED STOCK (Cost $64,076)		23,230

CLOSED END FUNDS - 1.40%

Equity Fund - 1.40%
Royce Value Trust, Inc.	15,275	210,795

TOTAL CLOSED END FUNDS (Cost $224,767)		210,795

EXCHANGE-TRADED FUNDS - 88.84%

Debt Funds - 87.70%
iShares 1-3 Year Treasury Bond ETF	6,000	486,480
iShares 20+ Year Treasury Bond ETF	12,500	1,286,750
iShares Core U.S. Aggregate Bond ETF	15,000	1,469,250
iShares JP Morgan EM Local Currency Bond ETF	15,000	555,300
SPDR Bloomberg High Yield Bond ETF	55,000	5,061,650
SPDR Bloomberg Short Term High Yield Bond ETF	100,000	2,470,000
Vanguard Short-Term Corporate Bond ETF (b)	25,500	1,929,330
		13,258,760
Equity Funds - 1.14%
Direxion Daily S&P 500 Bull 3X	1,000	89,980
Global X S&P 500 Covered Call ETF	2,000	82,100
		172,080

TOTAL EXCHANGE-TRADED FUNDS (Cost $13,540,139)		13,430,840

WARRANTS - 0.00%
Harbor Custom Development, Inc., $59.40, 10/05/2026 (a)	37,500	319

TOTAL WARRANTS (Cost $375)		319

TIMBER POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (Unaudited)

BONDS & NOTES - 0.07%	Principal Amount	Value

ASSET-BACKED SECURITIES - 0.02%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, 5.230%, due 12/25/2033 (d)	$96	$106
Countrywide Asset-Backed Certificates, 5.216%, due 10/25/2017 (d) (e)	3,326	2,922
GE Capital Mortgage Services, Inc. 1999-HE1 Trust, 6.265%, due 04/25/2029	41	41
RASC Series 2003-KS4 Trust, 3.870%, due 05/25/2033 (f)	0	0

Total Asset Backed Securities (Cost $3,462)		3,069

MORTGAGE-BACKED SECURITIES - 0.05%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	2,817	2,380
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.022%, due 09/25/2036 (d)	19,518	5,530

Total Mortgage-Backed Securities (Cost $12,320)		7,910

TOTAL BONDS & NOTES (Cost $15,782)		10,979

SHORT-TERM INVESTMENT - 0.86%	Shares

Federated Hermes Government Obligations Fund - Institutional Shares, 4.92% (c)	129,214	129,214

SHORT TERM INVESTMENT (Cost $129,214)		129,214

INVESTMENTS AT VALUE (Cost $14,956,646) - 98.56%		$14,899,777

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.44%		217,679

NET ASSETS - 100.00%		$15,117,456

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral.

(c) Rate shown represents the 7-day effective yield at June 30, 2023, is subject to change and resets daily.

(d) Variable rate security - Interest rate shown represents the rate on June 30, 2023.

(e) Principal payments are still being received, not yet matured.

(f) Principal amount and value are less than $0.50.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

SPDR - Standard & Poor's Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TIMBER POINT GLOBAL ALLOCATIONS FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (Unaudited)

COMMON STOCK - 8.47%	Shares	Value

Auto Manufacturers - 1.19%
Toyota Motor Corp. - ADR - Japan	1,200	$192,900

Diversified Financial Services - 1.05%
Charles Schwab Corp.	3,000	170,040

Investment Companies - 3.38%
Blackstone Secured Lending Fund	20,000	547,200

Pharmaceuticals - 0.12%
Inhibikase Therapeutics, Inc. (a)	5,500	19,140

Real Estate - 0.14%
Harbor Custom Development, Inc. (a)	7,500	22,650

Retail - 1.48%
FAT Brands, Inc.	35,000	240,800

Semiconductors - 1.11%
Texas Instruments, Inc.	1,000	180,020

TOTAL COMMON STOCK (Cost $1,431,327)		1,372,750

PREFERRED STOCK - 1.09%

Real Estate - 0.19%
Harbor Custom Development, Inc. - Series A, 8.00%	5,714	30,970

Retail - 0.90%
FAT Brands, Inc. - Series B, 8.25%	9,451	145,073

TOTAL PREFERRED STOCK (Cost $332,315)		176,043

CLOSED END FUNDS - 1.51%

Equity Fund - 1.51%
Royce Value Trust, Inc.	17,668	243,818

TOTAL CLOSED END FUNDS (Cost $266,855)		243,818

EXCHANGE-TRADED FUNDS - 61.76%

Debt Funds - 18.20%
iShares 1-3 Year Treasury Bond ETF	18,000	1,459,440
iShares 20+ Year Treasury Bond ETF	10,000	1,029,400
SPDR Bloomberg High Yield Bond ETF	5,000	460,150
		2,948,990

TIMBER POINT GLOBAL ALLOCATIONS FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (Unaudited)

EXCHANGE-TRADED FUNDS - 61.76% (continued)	Shares	Value

Equity Funds - 43.56%
Direxion Daily FTSE Europe Bull 3x Shares (b)	30,000	$674,400
Direxion Daily S&P 500 Bull 3X	5,000	449,900
Global X S&P 500 Covered Call ETF	10,000	410,500
Invesco Aerospace & Defense ETF	3,700	312,539
Invesco S&P 500 Equal Weight Consumer Discretionary ETF	5,000	689,600
iShares China Large-Cap ETF (b)	15,000	407,850
iShares Core MSCI Europe ETF	7,500	394,725
iShares Core S&P Mid-Cap ETF (b)	4,000	1,045,920
iShares Core S&P Small-Cap ETF	12,000	1,195,800
iShares MSCI Emerging Markets ETF	15,000	593,400
iShares MSCI Europe Financials ETF	25,000	479,500
SPDR S&P Homebuilders ETF	5,000	401,500
		7,055,634

TOTAL EXCHANGE-TRADED FUNDS (Cost $9,700,755)		10,004,624

MUTUAL FUNDS - 16.03%

Asset Allocation Fund - 12.76%
Timber Point Alternative Income Fund - Institutional Class (d)	272,031	2,067,439

Equity Fund - 3.27%
LS Opportunity Fund - Institutional Class	33,212	528,730

TOTAL MUTUAL FUNDS (Cost $2,660,684)		2,596,169

WARRANTS - 0.00%

Harbor Custom Development, Inc., $100.00, 06/10/2026 (a)	22,500	158
Harbor Custom Development, Inc., $59.40, 10/05/2026 (a)	12,500	106

TOTAL WARRANTS (Cost $350)		264

BONDS & NOTES - 0.02%

ASSET-BACKED SECURITIES - 0.01%	Principal Amount
Countrywide Asset-Backed Certificates, 5.216%, 10/25/2017 (b) (e) (f)	$1,109	974
RASC Series 2003-KS4 Trust, 3.870%, due 05/25/2033 (b) (g)	0	0

Total Asset Backed Securities (Cost $1,109)		974

MORTGAGE-BACKED SECURITIES - 0.01%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036 (b)	939	793
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.022%, 09/25/2036 (b) (e)	6,506	1,844

Total Mortgage-Backed Securities (Cost $4,129)		2,637

TOTAL BONDS & NOTES (Cost $5,238)		3,611

TIMBER POINT GLOBAL ALLOCATIONS FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (Unaudited)

SHORT-TERM INVESTMENT - 8.35%	Shares	Value

Federated Hermes Government Obligations Fund - Institutional Shares, 4.92% (c)	1,351,901	$1,351,901

TOTAL SHORT TERM INVESTMENT (Cost $1,351,901)		1,351,901

INVESTMENTS AT VALUE (Cost $15,749,425) - 97.23%		$15,749,180

OTHER ASSETS IN EXCESS OF LIABILITIES , NET - 2.77%		449,488

NET ASSETS - 100.00%		$16,198,668

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral.

(c) Rate shown represents the 7-day effective yield at June 30, 2023, is subject to change and resets daily.

(d) Affiliated investment company. See accompanying notes.

(e) Variable rate security - Interest rate shown represents the rate on June 30, 2023.

(f) Principal payments are still being received, not yet matured.

(g) The Principal and value amounts are less than $0.50.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

FTSE - Financial Times and Stock Exchange

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor's Depositary Receipts

The accompanying notes are an integral part of these financial statements.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2023 (Unaudited)

The following is a summary of the significant accounting policies followed by the Timber Point Global Allocations Fund (the “Global Fund”), and the Timber Point Alternative Income Fund (the “Income Fund”) (collectively, the “Funds”) in the preparation of its financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange.

A description of the valuation techniques applied to the Trust's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, exchange-traded funds (“ETFs”), mutual funds and closed-end funds (“CEFs”) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value per share and are categorized as level 1.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2023 (Unaudited)

Fair Value Measurements (continued)

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

The SEC recently adopted Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for registered investment company fair valuation practices. The rule became effective on September 8, 2022. Under the new rule a greater number of the Funds’ securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

The Funds’ policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Funds’ use of fair value pricing. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2023.

Global Fund:

Financial Instruments – Assets

Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$1,372,750	$—	$—	$1,372,750
Closed-End Funds (1)	243,818	—	—	243,818
Exchange-Traded Funds (1)	10,004,624	—	—	10,004,624
Mutual Funds (1)	2,596,169	—	—	2,596,169
Preferred Stock (1)	176,043	—	—	176,043
Asset-Backed Securities	—	974	—	974
Mortgage-Backed Securities	—	2,637	—	2,637
Warrants (1)	158	106	—	264
Short-Term Investment	1,351,901	—	—	1,351,901
Total Assets	$15,745,463	$3,717	$—	$15,749,180

(1) For a detailed break-out of common stock, CEFs, ETFs, mutual funds, preferred stock and warrants by industry or asset class, please refer to the Schedules of Investments.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2023 (Unaudited)

Fair Value Measurements (continued)

(2) In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Income Fund:

Financial Instruments – Assets

Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$1,094,400	$—	$—	$1,094,400
Closed-End Funds (1)	210,795	—	—	210,795
Exchange-Traded Funds (1)	13,430,840	—	—	13,430,840
Preferred Stock (1)	23,230	—	—	23,230
Asset-Backed Securities	—	3,069	—	3,069
Mortgage-Backed Securities	—	7,910	—	7,910
Warrants	—	319	—	319
Short-Term Investment	129,214	—	—	129,214
Total Assets	$14,888,479	$11,298	$—	$14,899,777

(1) For a detailed break-out of common stock, preferred stock, ETFs, CEFs and corporate bonds by industry or asset class, please refer to the Schedules of Investments.

Short Sales – The Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When Funds make a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. Funds are required to make a margin deposit in connection with such short sales; the Funds may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Funds cover their short positions, the Funds will incur a loss; conversely, if the price declines, the Funds will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Funds sell securities short, they will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its Custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).

Investment Companies – The Funds may invest in investment companies such as open-end funds (mutual funds), including exchange-traded funds (“ETFs”), closed-end funds (“CEFs”) and mutual funds (also referred to as "Underlying Funds") subject to limitations as defined in the 1940 Act. Your cost of investing in the Funds will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Funds, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Options – The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2023 (Unaudited)

Options (continued)

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer (seller) the obligation to buy the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

If an option purchased by the Funds expires unexercised, the Funds realize a loss equal to the premium paid. If the Funds enter into a closing sale transaction on an option purchased by it, the Funds will realize a gain if the premium received by the Funds on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Funds expires on the stipulated expiration date or if the Funds enter into a closing purchase transaction, they will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If a call option written by the Funds is exercised, the proceeds of the sale will be increased by the net premium originally received and the Funds will realize a gain or loss. If a put option written by the Funds is exercised, the cost of the purchase will be decreased by the net premium originally received.

Derivatives Transactions

As of June 30, 2023, portfolio securities valued at $1,781,584 and $1,513,200 were held in escrow by the custodian as collateral for the Global Fund and Income Fund, respectively.

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the nine month period ended June 30, 2023, are recorded in the following locations in the Consolidated Statement of Operations for the Alternatives Fund and the Statements of Operations for the Global Fund and the Income Fund:

Global Fund:

Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts
Put options purchased	Unaffiliated Investments	$5,338
		$5,338

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$(43,552)
Put options purchased	Unaffiliated Investments	(80,047)
		$(123,599)

Income Fund:

Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts
Put options purchased	Unaffiliated Investments	$1,601
		$1,601

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$(10,888)
Put options purchased	Unaffiliated Investments	(34,187)
		$(45,075)

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2023 (Unaudited)

Derivatives Transactions (continued)

The following tables indicates the average volume of each derivative during the nine month period ended June 30, 2023:

Global Fund
Average Notional Value
Call Options Purchased	$120,000
Put Options Purchased	120,000

Income Fund
Average Notional Value
Call Options Purchased	30,000
Put Options Purchased	$36,000

Investments in Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Fund at June 30, 2023, are noted in the Global Fund’s Schedule of Investments. The Income Fund is a mutual fund that is an affiliate because they are under common management of the Adviser.

Transactions with affiliated companies during the nine month period ended June 30, 2023 were as follows:

Global Fund:	Value as of September 30, 2022	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases(1)	Sales	Value as of June 30, 2023	Income received
Income Fund	$2,967,306	$(146,496)	$197,774	$48,855	$(1,000,000)	$2,067,439	$73,633
Total	$2,967,306	$(146,496)	$197,774	$48,855	$(1,000,000)	$2,067,439	$73,633

(1)	Represents dividends reinvested.

Tax Matters

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at June 30, 2023 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
Global Fund	$15,918,641	$618,068	$(787,529)	$(169,461)
Income Fund	15,019,539	239,788	(359,550)	(119,762)

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and return of capital from underlying investments.